Basic and Diluted Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share
NOTE 7:- BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of the net loss per share for the period presented:

	Six Months Ended June 30		Three Months Ended June 30
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss	$(33,511)	$(93,210)	$(13,742)	$(72,534)
Preferred share accrued cumulative dividend rights	(8,386)	(5,044)	(4,206)	(228)

Total loss attributable to ordinary shares	$(41,897)	$(98,254)	$(17,948)	$(72,762)
Denominator:	18,614,903	71,458,394	18,701,229	125,188,537

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.
For the three and six months ended June 30, 2021 (unaudited),
20,418,209
Convertible Preferred A Shares,
15,906,053
Convertible Preferred B Shares,
3,032,940
Convertible Preferred
B-1
Shares,
28,216,005
Convertible Preferred C Shares,
3,045,792
Convertible Preferred
C-1
Shares,
7,499,991
public warrants,
8,731,250
private warrants,
2,789,625
unvested restricted shares and
14,411,231
options outstanding to purchase ordinary shares.

b.
For the
three
and
six months ended June 30
, 2020
 (unaudited),
20,418,209
Convert
i
ble

Preferred A Shares, 15,906,053
Convertible
Preferred B Shares, 3,032,940
Convert
i
ble

Preferred
B-1
Shares, 28,216,005
Convert
i
ble

Preferred C Shares and 9,306,970 options outstanding to purchase
o
rdinary
s
hares
.

NOTE 13:- BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of the net loss per share for the period presented:

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(81,511)	$(67,301)	$(56,400)
Preferred share accrued cumulative dividend rights	(17,473)	(13,664)	(5,795)

Total loss attributable to ordinary shares	$(98,984)	$(80,965)	$(62,195)

Denominator:
	16,514,910	15,524,845	15,039,814

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.
20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred
B-1
Shares, 28,216,005 Preferred C Shares, 2,699,114 Preferred
C-1
Shares and 8,470,758 options outstanding to purchase Ordinary Shares as of December 31, 2020.

b.
20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred
B-1
Shares, 28,216,005 Preferred C Shares and 7,834,282 options outstanding to purchase Ordinary Shares as of December 31, 2019.

c.	20,418,209 Preferred A Shares, 15,906,053 Preferred B Shares, 3,032,940 Preferred B-1 Shares and 6,998,647 options outstanding to purchase Ordinary Shares as of December 31, 2018.